TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure Of Detailed Information About Allowance For Doubtful Debts On Trade Receivables [Table Text Block]

	2018	2017
	US$’000	US$’000

Trade receivables	8,936	17,249
Less: Loss allowance	-	-
Loss allowance	-	(25)
Included in assets of a disposal group held for sale (Note 39)	-	25
	8,936	17,249
Trade receivables due from the pools	3,098	1,676
Forward freight agreements	-	605
Included in assets of a disposal group held for sale (Note 39)	-	(6,131)
	12,034	13,399

Disclosure Of Detailed Information About Trade Receivables [Table Text Block]

	Trade receivables past due
2018	Not past due	< 30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Estimated total gross carrying amount at default, representing net carrying amount of default	6,585	2,647	1,185	139	1,478	-	12,034

The average age of these receivables were as follows:

2017
US$’000

1 day to 30 days	2,509
31 days to 60 days	511
61 days to 90 days	209
More than 90 days	1,014
4,234

Disclosure of detailed information about borrowings [Table Text Block]
Movement in the loss allowance:

2017
US$’000
Balance at beginning of the year	5
Increase in allowance for doubtful debts	18
Effect of foreign exchange differences	2
25
Included in assets of a disposal group classified as held for sale (Note 39)	(25)
Balance at end of year	-